Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Selling And Marketing Expenses [Abstract]
Salaries and benefits	$ 1,364,481	$ 1,456,719	$ 1,307,213
Marketing services	249,373	245,673	177,361
Travel expenses	134,445	85,882	51,704
Depreciation	81,159	113,074	98,874
Occupancy and office expenses	71,682	81,482	26,779
Other	64,286	105,370	76,987
Total	$ 1,965,426	$ 2,088,200	$ 1,738,918